The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — March 31, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 58.0%
	Aerospace — 2.7%
$ 1,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$1,486,995
1,713,000	Kaman Corp., 3.250%, 05/01/24	1,892,708

		3,379,703

	Automotive — 0.3%
500,000	NIO Inc., 4.500%, 02/01/24(a)	430,489

	Broadcasting — 0.5%
588,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23	660,019

	Business Services — 2.1%
515,000	Bristow Group Inc., 4.500%, 06/01/23	108,760
1,350,000	Perficient Inc., 2.375%, 09/15/23(a)	1,318,699
1,056,000	Team Inc., 5.000%, 08/01/23	1,145,086

		2,572,545

	Cable and Satellite — 1.1%
1,600,000	DISH Network Corp., 3.375%, 08/15/26	1,363,200

	Communications Equipment — 1.7%
1,500,000	InterDigital, Inc., 1.500%, 03/01/20	1,572,413
500,000	Vocera Communications Inc., 1.500%, 05/15/23(a)	588,745

		2,161,158

	Computer Software and Services — 15.9%
1,500,000	Boingo Wireless Inc., 1.000%, 10/01/23(a)	1,351,612
500,000	Coupa Software Inc., 0.375%, 01/15/23(a)	1,046,026
1,500,000	CSG Systems International Inc., 4.250%, 03/15/36	1,581,600
1,084,000	Ctrip.com International Ltd., 1.250%, 09/15/22	1,102,407
1,250,000	Evolent Health Inc., 1.500%, 10/15/25(a)	994,834
1,186,000	GDS Holdings Ltd., 2.000%, 06/01/25(a)	1,149,441
1,416,000	IAC FinanceCo. Inc., 0.875%, 10/01/22(a)	2,081,936
620,000	LivePerson Inc., 0.750%, 03/01/24(a)	640,956
1,294,000	Lumentum Holdings Inc., 0.250%, 03/15/24	1,529,821

Principal Amount		Market Value
$ 1,500,000	MercadoLibre Inc., 2.000%, 08/15/28(a)	$2,020,313
1,092,000	New Relic Inc., 0.500%, 05/01/23(a)	1,230,011
565,000	Nice Systems Inc., 1.250%, 01/15/24	864,649
352,000	Okta Inc., 0.250%, 02/15/23	637,296
215,000	Pluralsight Inc., 0.375%, 03/01/24(a)	230,531
1,000,000	PROS Holdings Inc., 2.000%, 06/01/47	1,068,755
500,000	Q2 Holdings Inc., 0.750%, 02/15/23	656,135
300,000	Sea Ltd., 2.250%, 07/01/23(a)	416,444
1,000,000	Splunk Inc., 1.125%, 09/15/25(a)	1,099,042

		19,701,809

	Consumer Services — 3.0%
1,000,000	Chegg Inc., 0.125%, 03/15/25(a)	990,166
1,500,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,726,793
1,000,000	Quotient Technology Inc., 1.750%, 12/01/22	941,692

		3,658,651

	Diversified Industrial — 2.1%
600,000	Chart Industries Inc., 1.000%, 11/15/24(a)	979,076
1,000,000	KBR Inc., 2.500%, 11/01/23(a)	1,014,604
500,000	TimkenSteel Corp., 6.000%, 06/01/21	585,683

		2,579,363

	Electronics — 3.0%
320,000	Applied Optoelectronics Inc., 5.000%, 03/15/24(a)	317,927
500,000	Intel Corp., Sub. Deb., 3.250%, 08/01/39	1,314,050
1,800,000	Knowles Corp., 3.250%, 11/01/21	2,108,912

		3,740,889

	Energy and Utilities — 4.0%
1,500,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,180,313
1,016,000	Newpark Resources Inc., 4.000%, 12/01/21	1,253,541

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities (Continued)
$ 2,500,000	SunPower Corp., 4.000%, 01/15/23	$2,068,364
500,000	Tesla Energy Operations Inc./DE, 1.625%, 11/01/19	484,015

		4,986,233

	Entertainment — 0.9%
1,000,000	Gannett Co. Inc., 4.750%, 04/15/24(a)	1,089,279

	Financial Services — 0.8%
420,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	396,406
344,000	LendingTree Inc., 0.625%, 06/01/22	604,895

		1,001,301

	Health Care — 10.8%
500,000	Bayer Capital Corp.BV, 5.625%, 11/22/19	400,467
1,000,000	CONMED Corp., 2.625%, 02/01/24(a)	1,112,018
495,000	DexCom Inc., 0.750%, 12/01/23(a)	511,082
835,000	Exact Sciences Corp., 0.375%, 03/15/27	854,019
500,000	Inovio Pharmaceuticals Inc., 6.500%, 03/01/24(a)	502,439
1,000,000	Insulet Corp., 1.375%, 11/15/24(a)	1,206,875
1,083,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	1,077,115
500,000	Invacare Corp., 4.500%, 06/01/22	430,941
608,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	823,149
750,000	NuVasive Inc., 2.250%, 03/15/21	836,936
1,000,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22	986,996
750,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24(a)	574,023
500,000	Retrophin Inc., 2.500%, 09/15/25.	467,378
1,500,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23(a)	1,452,060
860,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	918,849

Principal Amount		Market Value
$ 600,000	Teladoc Health Inc., 3.000%, 12/15/22	$895,927
300,000	1.375%, 05/15/25(a)	387,804

		13,438,078

	Metals and Mining — 0.8%
1,000,000	Arconic Inc., 1.625%, 10/15/19	989,759

	Semiconductors — 4.4%
750,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	960,056
1,000,000	Inphi Corp., 1.125%, 12/01/20	1,230,305
1,947,000	Rambus Inc., 1.375%, 02/01/23	1,826,481
1,000,000	Teradyne Inc., 1.250%, 12/15/23	1,399,807

		5,416,649

	Telecommunications — 3.0%
315,000	8x8 Inc., 0.500%, 02/01/24(a)	323,222
100,000	Gogo Inc., 6.000%, 05/15/22(a)	97,317
1,700,000	Infinera Corp., 2.125%, 09/01/24	1,346,808
1,000,000	Twilio Inc., 0.250%, 06/01/23(a)	1,907,565

		3,674,912

	Transportation — 0.9%
1,000,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,053,016

	TOTAL CONVERTIBLE CORPORATE BONDS	71,897,053

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.3%
	Real Estate Investment Trusts — 1.9%
21,700	QTS Realty Trust Inc., 6.500%, Ser. B	2,357,054

	Telecommunications — 0.4%
12,000	Cincinnati Bell Inc., 6.750%, Ser. B	467,940

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,824,994

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 14.7%
	Building and Construction — 0.8%
10,638	Stanley Black & Decker Inc., 5.375%, 05/15/20	$1,037,205

	Computer Software and Services — 0.5%
5,000	MTS Systems Corp., 8.750%, 07/01/19	564,749

	Consumer Products — 0.3%
3,650	Energizer Holdings Inc., 7.500%, Ser. A, 01/15/22	355,437

	Diversified Industrial — 3.2%
11,000	Colfax Corp., 5.750%, 01/15/22	1,464,430
28,341	International Flavors & Fragrances Inc., 6.000%, 09/15/21	1,415,349
20,100	Rexnord Corp., 5.750%, Ser. A, 11/15/19	1,082,787

		3,962,566

	Energy and Utilities — 4.3%
20,760	American Electric Power Co. Inc., 6.125%, 03/15/22	1,068,102
33,000	CenterPoint Energy Inc., 7.000%, 09/01/21	1,743,720
300	El Paso Energy Capital Trust I, 4.750%, 03/31/28	16,313
5,163	Sempra Energy, 6.000%, Ser. A, 01/15/21	545,729
5,000	6.750%, Ser. B, 07/15/21	530,800
26,875	South Jersey Industries Inc., 7.250%, 04/15/21	1,386,213

		5,290,877

	Equipment and Supplies — 0.6%
750	Danaher Corp., 4.750%, Ser. A, 04/15/22	789,743

	Financial Services — 2.3%
9,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/01/19(a)	1,831,815
9,324	Assurant Inc., 6.500%, Ser. D, 03/15/21	966,712

		2,798,527

	Health Care — 1.1%
22,646	Becton Dickinson and Co., 6.125%, 05/01/20	1,399,749

Shares		Market Value
	Real Estate Investment Trusts — 1.6%
1,727	Crown Castle International Corp., 6.875%, Ser. A, 08/01/20	$2,046,150

	TOTAL MANDATORY CONVERTIBLE SECURITIES	18,245,003

	COMMON STOCKS — 17.2%
	Automotive: Parts and Accessories — 0.4%
5,000	Genuine Parts Co.	560,150

	Building and Construction — 0.8%
5,500	Herc Holdings Inc.†	214,390
17,000	USG Corp.	736,100

		950,490

	Computer Hardware — 0.3%
3,000	International Business Machines Corp.	423,300

	Consumer Products — 0.8%
20,000	Swedish Match AB	1,019,436

	Diversified Industrial — 0.2%
4,000	Multi-Color Corp.	199,560

	Energy and Utilities — 1.2%
1,000	Chevron Corp.	123,180
1,000	Exxon Mobil Corp.	80,800
2,500	Royal Dutch Shell plc, Cl. A, ADR	156,475
29,000	Severn Trent plc	746,360
1,000,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(c)	0
20,000	The AES Corp.	361,600

		1,468,415

	Equipment and Supplies — 0.2%
8,000	Mueller Industries Inc.	250,720

	Financial Services — 6.4%
2,500	American Express Co.	273,250
7,000	American International Group Inc.	301,420
8,113	American Tower Corp., REIT	1,598,748
4,500	Bank of America Corp.	124,155
4,000	Citigroup Inc.	248,880
4,000	JPMorgan Chase & Co.	404,920
7,000	Julius Baer Group Ltd.	282,812
3,000	Kinnevik AB, Cl. A	79,216
4,000	Morgan Stanley	168,800
9,500	State Street Corp.	625,195
20,000	The Bank of New York Mellon Corp.	1,008,600
15,000	The PNC Financial Services Group Inc.	1,839,900
20,000	Wells Fargo & Co.	966,400

		7,922,296

	Food and Beverage — 0.6%
2,020	Pernod Ricard SA	362,551

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
3,000	Remy Cointreau SA	$400,130

		762,681

	Health Care — 2.9%
12,000	Bristol-Myers Squibb Co.	572,520
500	Eli Lilly & Co.	64,880
1,000,000	Elite Pharmaceuticals Inc.†	99,000
1,000	Johnson & Johnson	139,790
2,500	Merck & Co. Inc.	207,925
40,000	Roche Holding AG, ADR	1,375,600
10,000	Spark Therapeutics Inc.†	1,138,800

		3,598,515

	Hotels and Gaming — 0.5%
7,000	Ryman Hospitality Properties Inc., REIT	575,680

	Retail — 0.2%
800	Costco Wholesale Corp.	193,712
5,000	Hertz Global Holdings Inc.†	86,850

		280,562

	Telecommunications — 1.3%
1,600	Swisscom AG	782,526
13,500	Verizon Communications Inc.	798,255

		1,580,781

	Transportation — 0.1%
1,000	GATX Corp.	76,370

	Wireless Communications — 1.3%
22,566	T-Mobile US Inc.†	1,559,311

	TOTAL COMMON STOCKS	21,228,267

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.8%
$9,757,000	U.S. Treasury Bills, 2.402% to 2.491%††, 06/20/19 to 07/18/19	9,691,239

	TOTAL INVESTMENTS — 100.0% (Cost $108,634,212)	$ 123,886,556

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $31,938,399 or 25.78% of total investments.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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